Parent-Only Financial Statements, Statement of Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest expense
Short-term borrowings	$ 59	$ 60	$ 79
Long-term debt	2,488	2,585	3,110
Other interest expense	382	307	245
Noninterest expense	49,037	48,842	50,398
Income before income tax benefit and equity in undistributed income of subsidiaries	33,915	32,629	28,471
Income tax benefit	10,307	10,405	9,103
Wells Fargo net income	23,057	21,878	18,897
Parent Company [Member]
Income
Interest income from subsidiaries	772	848	897
Other interest income	216	240	222
Other income	1,032	484	267
Total income	17,623	12,217	14,303
Interest expense
Indebtedness to nonbank subsidiaries	357	334	287
Short-term borrowings	7	5	1
Long-term debt	1,540	1,546	1,877
Other interest expense	5	15	23
Noninterest expense	797	1,175	1,127
Total expense	2,706	3,075	3,315
Income before income tax benefit and equity in undistributed income of subsidiaries	14,917	9,142	10,988
Income tax benefit	(926)	(570)	(903)
Equity in undistributed income of subsidiaries	7,214	12,166	7,006
Wells Fargo net income	23,057	21,878	18,897
Parent Company [Member] | Bank [Member]
Income
Dividends from subsidiaries	15,077	10,612	11,767
Parent Company [Member] | Nonbank [Member]
Income
Dividends from subsidiaries	$ 526	$ 33	$ 1,150